Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

4. Related Party Transactions

Founder Shares

In November 2018, the Sponsor paid $25,000 in offering expenses on behalf of the Company in exchange for the issuance of 5,750,000 Founder Shares, or approximately $0.004 per share. In February 2019, the Company effected a stock dividend of 718,750 shares of Class B Common Stock, resulting in the Sponsor holding an aggregate of 6,468,750 Founder Shares (up to 843,750 shares of which were subject to forfeiture to the extent the underwriters did not exercise their over-allotment option). On March 4, 2019, the underwriters partially exercised their over-allotment option and on March 7, 2019, the underwriters waived the remainder of their over-allotment option. In connection therewith, the Sponsor forfeited 643,520 Founder Shares for cancellation by the Company. As used herein, unless the context otherwise requires, "Founder Shares" shall be deemed to include the shares of Class A Common Stock issued upon conversion thereof. The Founder Shares were identical to the shares of Class A Common Stock included in the Units sold in the Initial Public Offering except that the Founder Shares are shares of Class B Common Stock which automatically converted into shares of Class A Common Stock at the time of the Initial Business Combination and are subject to certain transfer restrictions, as described in more detail below.

The holders of the Founder Shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (i) one year after the completion of the Initial Business Combination and (ii) subsequent to the Initial Business Combination, (a) if the last reported sale price of the Company's common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the consummation of the Initial Business Combination, or (b) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction that results in all of the Company's stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Private Placement Warrants

Concurrently with the closing of the Initial Public Offering, Tortoise Borrower purchased an aggregate of 6,660,183 Private Placement Warrants at a price of $1.00 per warrant, generating gross proceeds of approximately $6.66 million, in the Private Placement. Each Private Placement Warrant is exercisable for one share of the Company's common stock at an exercise price of $11.50 per share. A portion of the purchase price of the Private Placement Warrants was added to the proceeds from the Initial Public Offering held in the Trust Account. The Private Placement Warrants are non-redeemable for cash and exercisable on a cashless basis so long as they are held by Tortoise Borrower or its permitted transferees.

Tortoise Borrower agreed, subject to limited exceptions, not to transfer, assign or sell any of its Private Placement Warrants until 30 days after the completion of the Initial Business Combination.

Related Party Loans

Prior to the consummation of the Initial Public Offering, the Sponsor agreed to loan the Company funds to cover expenses related to the Initial Public Offering and certain operating expenses. This loan was non-interest bearing and payable upon the closing of the Initial Public Offering. The Company borrowed approximately $580,000 from the Sponsor, and repaid the loan in full on March 29, 2019.

In August 2020, the Sponsor agreed to loan the Company up to $500,000 pursuant to a non-interest bearing promissory note that is due and payable upon the earlier of the date on which the Company consummates its initial Business Combination and the effective date of the winding up of the Company. At September 30, 2020, $120,000 was outstanding and is included as Note payable to Sponsor on the unaudited condensed balance sheets. On October 1, 2020, in connection with the Closing, the promissory note was paid in full.

Administrative Services Agreement

Pursuant to an Administrative Services Agreement between the Company and the Sponsor, dated February 27, 2019 (the "Administrative Services Agreement"), the Company agreed to pay the Sponsor a total of $10,000 per month for office space, utilities and administrative support. Upon completion of the Initial Business Combination, the agreement terminated. The Company incurred $30,000 for expenses in connection with the Administrative Services Agreement for the three months ended September 30, 2020 and 2019, which are recorded in the accompanying unaudited condensed consolidated statements of operations. The Company incurred $60,000 and $40,000 for expenses in connection with the Administrative Services Agreement for the nine months ended September 30, 2020 and 2019, respectively, which are recorded in the accompanying unaudited condensed consolidated statements of operations. On March 29, 2019, the Sponsor assigned all of its rights, interests and obligations under the Administrative Services Agreement to Tortoise Capital Advisors, L.L.C.

Note 4. Related Party Transactions

Founder Shares

In November 2018, the Sponsor paid $25,000 in offering expenses on behalf of the Company in exchange for the issuance of 5,750,000 Founder Shares, or approximately $0.004 per share. In February 2019, the Company effected a stock dividend of 718,750 shares of Class B common stock, resulting in the Sponsor holding an aggregate of 6,468,750 Founder Shares (up to 843,750 shares of which were subject to forfeiture to the extent the underwriters did not exercise their over-allotment option). On March 4, 2019, the underwriters partially exercised their over-allotment option and on March 7, 2019, the underwriters waived the remainder of their over-allotment option. In connection therewith, the Sponsor forfeited 643,520 Founder Shares for cancellation by the Company. As used herein, unless the context otherwise requires, “Founder Shares” shall be deemed to include the shares of Class A common stock issuable upon conversion thereof. The Founder Shares are identical to the shares of Class A common stock included in the Units sold in the Initial Public Offering except that the Founder Shares are shares of Class B common stock which automatically convert into shares of Class A common stock at the time of the Initial Business Combination and are subject to certain transfer restrictions, as described in more detail below.

The holders of the Founder Shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (a) one year after the completion of the Initial Business Combination and (b) subsequent to the Initial Business Combination, (i) if the last reported sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the consummation of the Initial Business Combination, or (ii) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Private Placement Warrants

Concurrently with the closing of the Initial Public Offering, Tortoise Borrower purchased an aggregate of 6,660,183 Private Placement Warrants at a price of $1.00 per warrant, generating gross proceeds of approximately $6.66 million, in the Private Placement. Each Private Placement Warrant is exercisable for one share of the Company’s Class A common stock at an exercise price of $11.50 per share. A portion of the purchase price of the Private Placement Warrants was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Initial Business Combination is not completed within the Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable for cash and exercisable on a cashless basis so long as they are held by Tortoise Borrower or its permitted transferees.

Tortoise Borrower agreed, subject to limited exceptions, not to transfer, assign or sell any of its Private Placement Warrants until 30 days after the completion of the Initial Business Combination.